FORWARD PURCHASE AGREEMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination amount				$ 2,000,000.0
Acquire businesses			$ 18,900,000
Recognized a loss on fair value		$ (2,983,000)
Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognized a loss on fair value	$ 0	$ 3,000,000.0	2,400,000
Other expenses			$ 13,400,000